Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil	9 Months Ended
Sep. 30, 2023
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil	Amounts due from financial institutions
a.Breakdown of amounts due from financial institutions:

	09/30/2023	12/31/2022
Interbank deposit investments	2,126,047	2,383,526
Interbank onlending	134,486	31,805
Loans to financial institutions	1,215,142	1,845,665
Expected loss	(1,431)	(2,140)
Total	3,474,244	4,258,856